UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.   20549

Form 13 F

	Form 13F Cover Page

Report for the Quarter Ended:   March 31, 2001

Check here if amended report   [  ]

 Institutional Investment Manager filing this report:

Name:		Delta Asset Management, Inc.
Address:	700 Colonial Rd., Ste 130
		Memphis, TN   38117

13F File Number:   28-2668

The Institutional Investment Manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statments, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:			Myron M. Mall.
Title:		President
Phone:		901-767-4791
Signature,     Place,   and Date of Signing:

	Myron M. Mall	Memphis, TN		May 02, 2001

Report Type:		13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	None



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems Inc              COM              00724F101     4879   139510 SH       SOLE                   139510
AmSouth Bancorp                COM              032165102      325    19322 SH       SOLE                    19322
Amer Pwr Conv Corp             COM              029066107     3158   245020 SH       SOLE                   245020
American General Corp          COM              026351106     4587   119924 SH       SOLE                   119924
American Home Products         COM              026609107      217     3700 SH       SOLE                     3700
American Intl Gr Inc           COM              026874107      412     5112 SH       SOLE                     5112
Archer Daniels Midland         COM              039483102     1991   151405 SH       SOLE                   151405
AutoZone Inc                   COM              053332102     3125   111533 SH       SOLE                   111533
Avery Dennison Corp            COM              053611109     3844    73897 SH       SOLE                    73897
BellSouth Corp                 COM              079860102      992    24246 SH       SOLE                    24246
Berkshire Hathaway Cl B        COM              084670207      322      148 SH       SOLE                      148
Bristol Myers Squibb Co        COM              110122108     1302    21926 SH       SOLE                    21926
Coca Cola Company              COM              191216100      274     6071 SH       SOLE                     6071
Comcast Corp Cl A Spl (Non-Vtg COM              200300200     6111   145721 SH       SOLE                   145721
Commerce Bancorp Inc NJ        COM              200519106     3070    51172 SH       SOLE                    51172
Computer Sciences Corp         COM              205363104     1921    59395 SH       SOLE                    59395
Corning Inc                    COM              219350105     2697   130341 SH       SOLE                   130341
DuPont EI deNemours & Co       COM              263534109      214     5257 SH       SOLE                     5257
Duke Energy Co                 COM              264399106      266     6232 SH       SOLE                     6232
Ecolab Inc                     COM              278865100     2506    59084 SH       SOLE                    59084
Equity Office Prop Tr          COM              294741103     2665    95192 SH       SOLE                    95192
Exxon Mobil Corp               COM              30231g102     1374    16969 SH       SOLE                    16969
First Tennessee National Corp  COM              337162101     1512    48921 SH       SOLE                    48921
Fremont General Corp           COM              357288109      293    75474 SH       SOLE                    75474
General Electric Co            COM              369604103     1118    26709 SH       SOLE                    26709
Hancock Fabrics                COM              409900107     2263   299785 SH       SOLE                   299785
Harrah's Ent Inc               COM              413619107     3411   115904 SH       SOLE                   115904
Honeywell Intl                 COM              438516106     3618    88684 SH       SOLE                    88684
Intl Bus Machines              COM              459200101      877     9120 SH       SOLE                     9120
Johnson & Johnson              COM              478160104      355     4063 SH       SOLE                     4063
Johnson Outdoors Inc           COM              479254104      847   141240 SH       SOLE                   141240
Knight-Ridder Inc              COM              499040103     3157    58777 SH       SOLE                    58777
Louisiana-Pacific Corp         COM              546347105      972   101190 SH       SOLE                   101190
Manor Care Inc                 COM              404134108     2752   134920 SH       SOLE                   134920
Mattel Inc                     COM              577081102     2415   136114 SH       SOLE                   136114
Merck & Co                     COM              589331107      590     7770 SH       SOLE                     7770
Mid-Amer Apt Com Inc           COM              59522J103     1990    88520 SH       SOLE                    88520
Morgan Keegan Inc              COM              617410105      480    17736 SH       SOLE                    17736
Motorola Inc                   COM              620076109     1775   124459 SH       SOLE                   124459
National Commerce Bancorp      COM              635449101     5799   233700 SH       SOLE                   233700
New England Bus Svc            COM              643872104     1017    54950 SH       SOLE                    54950
Newell Rubbermaid Inc          COM              651229106     3489   131663 SH       SOLE                   131663
Nike Inc Cl B                  COM              654106103     2753    67900 SH       SOLE                    67900
Office Depot Inc               COM              676220106     2009   229563 SH       SOLE                   229563
Philip Morris Cos              COM              718154107      928    19557 SH       SOLE                    19557
Procter & Gamble Co            COM              742718109     5244    83764 SH       SOLE                    83764
RFS Hotel Investors, Inc       COM              74955J108      179    12350 SH       SOLE                    12350
SBC Comm Inc                   COM              845333103      632    14169 SH       SOLE                    14169
SCB Computer Technology        COM              78388n107        5    10000 SH       SOLE                    10000
Schering-Plough Corp           COM              806605101     1379    37757 SH       SOLE                    37757
Scottish Power PLC ADR         COM              81013t705      860    32813 SH       SOLE                    32813
Seagate Tech XXX Poss Esc      COM              811804988        0    66746 SH       SOLE                    66746
Sensient Tech Corp             COM              81725t100     3442   151078 SH       SOLE                   151078
Sony Corp (ADR)                COM              835699307     3004    41574 SH       SOLE                    41574
Southern Co                    COM              842587107      309     8809 SH       SOLE                     8809
Stanley Works                  COM              854616109     2065    62685 SH       SOLE                    62685
Union Planters Corp            COM              908068109      294     7647 SH       SOLE                     7647
VERITAS Software Corp          COM              923436109     1181    25533 SH       SOLE                    25533
Verizon Communications         COM              92343v104      479     9726 SH       SOLE                     9726
Wal-Mart Stores Inc            COM              931142103      885    17523 SH       SOLE                    17523
Wellman Inc                    COM              949702104     2865   148845 SH       SOLE                   148845
WorldCom Inc                   COM              98157d106     1308    70020 SH       SOLE                    70020